Schedule of amortization of intangible assets (Details) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
For the remaining fiscal year of 2026	$ 1,002,315
2027	4,009,258	$ 4,009,258
2028	1,670,524	4,009,258
2028		1,670,524
Intangible assets, net	6,682,097	9,689,040	$ 13,698,298
Total	$ 6,682,097	$ 9,689,040	$ 13,698,298